Fair Value Measurements - Valuation of Financial Instruments that are Marked-to-Market on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale investments:
Available-for-sale investments	$ 109	$ 72
Derivative assets	2,010	2,785
Derivative liabilities	(1,957)	(2,499)
Fair Value Measurements Recurring [Member]
Available-for-sale investments:
Available-for-sale investments	109	81
Derivative assets	2,010	2,785
Total	2,119	2,866
Derivative liabilities	(1,957)	(2,499)
Total	(1,957)	(2,499)
Fair Value Measurements Recurring [Member] | Agency Residential Mortgage-Backed Securities [Member]
Available-for-sale investments:
Available-for-sale investments	102	63
Fair Value Measurements Recurring [Member] | Guaranteed Investment Contracts [Member]
Available-for-sale investments:
Available-for-sale investments		9
Fair Value Measurements Recurring [Member] | Other [Member]
Available-for-sale investments:
Available-for-sale investments	7	9
Fair Value Measurements Recurring [Member] | Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	823	1,546
Derivative liabilities	(364)	(209)
Fair Value Measurements Recurring [Member] | Cross-Currency Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	1,185	1,235
Derivative liabilities	(186)	(136)
Fair Value Measurements Recurring [Member] | Other [Member]
Available-for-sale investments:
Derivative assets	2	4
Derivative liabilities	(23)
Fair Value Measurements Recurring [Member] | Floor Income Contracts [Member]
Available-for-sale investments:
Derivative liabilities	(1,384)	(2,154)
Level 1 [Member] | Fair Value Measurements Recurring [Member]
Available-for-sale investments:
Available-for-sale investments
Derivative assets
Total
Derivative liabilities
Total
Level 1 [Member] | Fair Value Measurements Recurring [Member] | Agency Residential Mortgage-Backed Securities [Member]
Available-for-sale investments:
Available-for-sale investments
Level 1 [Member] | Fair Value Measurements Recurring [Member] | Guaranteed Investment Contracts [Member]
Available-for-sale investments:
Available-for-sale investments
Level 1 [Member] | Fair Value Measurements Recurring [Member] | Other [Member]
Available-for-sale investments:
Available-for-sale investments
Level 1 [Member] | Fair Value Measurements Recurring [Member] | Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets
Derivative liabilities
Level 1 [Member] | Fair Value Measurements Recurring [Member] | Cross-Currency Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets
Derivative liabilities
Level 1 [Member] | Fair Value Measurements Recurring [Member] | Other [Member]
Available-for-sale investments:
Derivative assets
Derivative liabilities
Level 1 [Member] | Fair Value Measurements Recurring [Member] | Floor Income Contracts [Member]
Available-for-sale investments:
Derivative liabilities
Level 2 [Member] | Fair Value Measurements Recurring [Member]
Available-for-sale investments:
Available-for-sale investments	109	81
Derivative assets	812	1,492
Total	921	1,573
Derivative liabilities	(1,658)	(2,190)
Total	(1,658)	(2,190)
Level 2 [Member] | Fair Value Measurements Recurring [Member] | Agency Residential Mortgage-Backed Securities [Member]
Available-for-sale investments:
Available-for-sale investments	102	63
Level 2 [Member] | Fair Value Measurements Recurring [Member] | Guaranteed Investment Contracts [Member]
Available-for-sale investments:
Available-for-sale investments		9
Level 2 [Member] | Fair Value Measurements Recurring [Member] | Other [Member]
Available-for-sale investments:
Available-for-sale investments	7	9
Level 2 [Member] | Fair Value Measurements Recurring [Member] | Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	785	1,444
Derivative liabilities	(239)	(34)
Level 2 [Member] | Fair Value Measurements Recurring [Member] | Cross-Currency Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	27	48
Derivative liabilities	(35)	(2)
Level 2 [Member] | Fair Value Measurements Recurring [Member] | Floor Income Contracts [Member]
Available-for-sale investments:
Derivative liabilities	(1,384)	(2,154)
Level 3 [Member] | Fair Value Measurements Recurring [Member]
Available-for-sale investments:
Derivative assets	1,198	1,293
Total	1,198	1,293
Derivative liabilities	(299)	(309)
Total	(299)	(309)
Level 3 [Member] | Fair Value Measurements Recurring [Member] | Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	38	102
Derivative liabilities	(125)	(175)
Level 3 [Member] | Fair Value Measurements Recurring [Member] | Cross-Currency Interest Rate Swaps [Member]
Available-for-sale investments:
Derivative assets	1,158	1,187
Derivative liabilities	(151)	(134)
Level 3 [Member] | Fair Value Measurements Recurring [Member] | Other [Member]
Available-for-sale investments:
Derivative assets	2	4
Derivative liabilities	$ (23)